Six Circles Multi-Strategy Fund Annual Total Returns	12 Months Ended
Dec. 31, 2025
Six Circles Multi-Strategy Fund | Six Circles Multi-Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	6.38%